DIVIDENDS	12 Months Ended
Dec. 31, 2023
DIVIDENDS
DIVIDENDS

16.DIVIDENDS

Quarterly Dividend Policy

On November 15, 2021, the board of directors of the Company approved a quarterly cash dividend policy. Under the policy, the Company will declare and distribute a recurring cash dividend every fiscal quarter, starting from the third fiscal quarter of 2021, at an amount equivalent to approximately 15% to 20% of the Company’s net income after tax for such quarter. The determination to make dividend distributions and the exact amount of such distributions in any particular quarter will be based upon the Company’s operations and financial conditions, and other relevant factors, and subject to adjustment and determination by the board of directors.

Semi-Annual Dividend Policy

On May 18, 2023, the board of directors of the Company approved the adoption of a semi-annual cash dividend policy (the “New Dividend Policy”) to replace previous quarter cash dividend policy. Under the New Dividend Policy, the Company will declare and distribute a recurring cash dividend semi-annually, starting from the first half of 2023, at an amount equivalent to approximately 20% to 30% of the Company’s net income after tax for the previous six-month period. The determination to make dividend distributions and the exact amount of such distributions in any particular six-month period will be based upon the Company’s operations and financial conditions, and other relevant factors, and subject to adjustment and determination by the board of directors. In light of the adoption of the New Dividend Policy, no quarterly dividend was declared by the Board for the first fiscal quarter of 2023.

In 2022, the board of directors of the Company has approved dividends for the fourth fiscal quarter of 2021 and for the first three quarters of 2022 in accordance with the Company’s dividend policy with the total amount of RMB862,995. In 2023, the board of directors of the Company has approved dividends for the fourth quarter of 2022 and for the first half of 2023 in accordance with the Company’s dividend policy with the total amount of RMB761,552.